UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:        August 31

Date of reporting period:        August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

2011 ANNUAL REPORT

August 31, 2011

Money

Market

Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2011.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Leonard W. Kedrowski Chairperson of the Board First American Funds, Inc.	Joseph M. Ulrey III President First American Funds, Inc.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Holdings Summaries

Government Obligations Fund

Portfolio Allocation as of August 31, 20111 (% of net assets)

Government Agency Debt	70.7%
Government Agency Repurchase Agreements	23.5
Treasury Repurchase Agreements	3.6
Treasury Debt	3.1
Other Assets and Liabilities, Net[2]	(0.9)

100.0%

Prime Obligations Fund

Portfolio Allocation as of August 31, 20111 (% of net assets)

Certificates of Deposit	26.0%
Other Notes	12.7
Asset Backed Commercial Paper	12.6
Financial Company Commercial Paper	11.4
Government Agency Debt	10.2
Variable Rate Demand Notes	9.1
Treasury Debt	7.4
Government Agency Repurchase Agreements	3.9
Other Repurchase Agreements	3.4
Investment Companies	2.2
Treasury Repurchase Agreement	1.2
Other Commercial Paper	1.2
Other Assets and Liabilities, Net[2]	(1.3)

100.0%

Tax Free Obligations Fund

Portfolio Allocation as of August 31, 20111,3 (% of net assets)

Municipal Debt	97.9%
Money Market Fund	1.9
Other Assets and Liabilities, Net[2]	0.2

100.0%

Treasury Obligations Fund

Portfolio Allocation as of August 31, 20111 (% of net assets)

Treasury Repurchase Agreements	64.7%
Treasury Debt	35.2
Other Assets and Liabilities, Net[2]	0.1

100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 20111 (% of net assets)

Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]

Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	3

Expense Examples

Expense Example

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class C shares of Prime Obligations Fund); and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Obligations Fund

	Beginning Account Value (3/01/11)	Ending Account Value (8/31/11)	Expenses Paid During Period[1] (3/01/11 to 8/31/11)

Class A Actual[2]	$1,000.00	$1,000.00	$0.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

Class D Actual[2]	$1,000.00	$1,000.00	$0.76
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

Class Y Actual[2]	$1,000.00	$1,000.00	$0.76
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

Class Z Actual[2]	$1,000.00	$1,000.00	$0.76
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.76
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.15%, 0.15%, 0.15%, 0.15%, and 0.15% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended August 31, 2011 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Prime Obligations Fund

	Beginning Account Value (3/01/11)	Ending Account Value (8/31/11)	Expenses Paid During Period[1] (3/01/11 to 8/31/11)

Class A Actual[2]	$1,000.00	$1,000.00	$1.36
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

Class C Actual[2]	$1,000.00	$1,000.00	$1.36
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

Class D Actual[2]	$1,000.00	$1,000.00	$1.36
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

Class I Actual[2]	$1,000.00	$1,000.00	$1.36
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

Class Y Actual[2]	$1,000.00	$1,000.00	$1.36
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38

Class Z Actual[2]	$1,000.00	$1,000.20	$1.16
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.41
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.27%, 0.27%, 0.27%, 0.27%, 0.27%, 0.23%, and 0.28% for Class A, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended August 31, 2011 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.02%, and 0.00% for Class A, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

Tax Free Obligations Fund

	Beginning Account Value (3/01/2011)	Ending Account Value (8/31/11)	Expenses Paid During Period[3] (3/01/2011 to 8/31/11)

Class A Actual[4]	$1,000.00	$1,000.00	$1.01
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Class D Actual[4]	$1,000.00	$1,000.00	$1.01
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Class Y Actual[4]	$1,000.00	$1,000.00	$1.01
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Class Z Actual[4]	$1,000.00	$1,000.00	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.96
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.20%, 0.20%, 0.20%, 0.20%, and 0.19% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended August 31, 2011 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	5

Expense Examples

Treasury Obligations Fund

	Beginning Account Value (3/01/11)	Ending Account Value (8/31/11)	Expenses Paid During Period[1] (3/01/11 to 8/31/11)

Class A Actual[2]	$1,000.00	$1,000.00	$0.50
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

Class D Actual[2]	$1,000.00	$1,000.00	$0.55
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56

Class Y Actual[2]	$1,000.00	$1,000.00	$0.55
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56

Class Z Actual[2]	$1,000.00	$1,000.00	$0.55
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.55
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56

Reserve Class Actual[2]	$1,000.00	$1,000.00	$0.66
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.10%, 0.11%, 0.11%, 0.11%, 0.11%, and 0.13% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended August 31, 2011 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

U.S. Treasury Money Market Fund

	Beginning Account Value (3/01/11)	Ending Account Value (8/31/11)	Expenses Paid During Period[3] (3/01/11 to 8/31/11)

Class A Actual[4]	$1,000.00	$1,000.00	$0.40
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

Class D Actual[4]	$1,000.00	$1,000.00	$0.30
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31

Class Y Actual[4]	$1,000.00	$1,000.00	$0.30
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31

Class Z Actual[4]	$1,000.00	$1,000.00	$0.35
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.30
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.08%, 0.06%, 0.06%, 0.07%, and 0.06% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended August 31, 2011 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

6	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (comprised respectfully of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund) (the “funds”), including the schedule of investments, as of August 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each respective fund at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

October 21, 2011

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	7

Schedule of Investments	August 31, 2011, all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt – 70.7%
American Express Bank (FDIC Insured)
1.186%, 12/9/2011 r	$25,000	$25,072
Bank of America (FDIC Insured)
1.073%, 12/2/2011 r	160,000	160,376
Citigroup (FDIC Insured)
2.125%, 4/30/2012	50,000	50,622
Citigroup Funding (FDIC Insured)
0.546%, 3/30/2012 r	80,000	80,182
Federal Farm Credit Bank
0.040%, 10/7/2011 	50,000	49,998
0.130%, 12/7/2011 r	116,600	116,550
0.180%, 3/23/2012 r	75,000	74,983
0.227%, 10/12/2012 r	18,300	18,306
Federal Home Loan Bank
0.025%, 9/2/2011 	645,000	644,999
0.020%, 9/7/2011 	100,000	100,000
0.025%, 9/7/2011 	50,000	50,000
3.750%, 9/9/2011	70,625	70,679
0.150%, 9/12/2011	74,000	74,000
0.157%, 9/15/2011	180,700	180,700
0.010%, 10/3/2011 	50,000	49,999
0.039%, 10/5/2011 	140,389	140,384
0.040%, 10/6/2011 	214,595	214,587
0.186%, 10/6/2011	50,000	50,006
0.040%, 10/7/2011 	10,405	10,405
0.020%, 10/19/2011 	54,000	53,998
0.170%, 10/20/2011 r	50,000	50,000
0.001%, 10/25/2011 	50,000	50,000
0.132%, 10/27/2011	50,000	49,998
0.110%, 11/2/2011 	69,900	69,887
4.250%, 11/15/2011	5,000	5,041
0.100%, 1/13/2012 	40,000	39,985
0.180%, 1/19/2012 r	100,000	100,002
0.130%, 1/23/2012	30,000	29,997
0.151%, 2/1/2012 r	75,000	74,990
0.090%, 2/10/2012 	63,475	63,449
0.208%, 2/10/2012 r	150,000	149,985
0.120%, 2/13/2012	50,000	49,994
0.120%, 2/13/2012	75,000	74,992
0.230%, 2/28/2012 r	100,000	100,000
0.210%, 3/20/2012 r	50,000	49,994
0.330%, 7/16/2012	50,000	50,000
0.350%, 7/17/2012	44,250	44,250
0.150%, 7/19/2012 r	100,000	99,947
0.205%, 7/24/2012 r	225,000	225,000
0.350%, 7/24/2012	75,000	75,000
0.375%, 7/24/2012	50,000	50,000
0.375%, 7/24/2012	50,000	50,000
0.175%, 7/25/2012 r	100,000	100,000
0.350%, 7/25/2012	25,000	25,000
0.375%, 7/27/2012	50,575	50,575
0.330%, 8/8/2012	123,000	122,997
0.200%, 8/24/2012 r	50,000	50,000
0.300%, 9/10/2012	49,175	49,175
0.300%, 9/10/2012	25,000	25,000
0.350%, 9/18/2012	20,000	20,000
0.300%, 9/28/2012	25,000	25,000
0.220%, 1/22/2013 r	35,000	35,000
Federal Home Loan Mortgage Corporation
0.160%, 9/6/2011 	60,900	60,899
0.010%, 9/19/2011 	76,150	76,150
0.172%, 9/19/2011	17,115	17,115
0.020%, 9/26/2011 	274,700	274,696
0.189%, 9/26/2011	100,000	99,996
0.039%, 10/3/2011 	46,600	46,598
0.027%, 10/12/2011 	58,760	58,758
0.140%, 10/17/2011 	75,000	74,987
0.131%, 10/18/2011 	247,000	246,958
0.219%, 10/26/2011 r	50,000	49,997

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.050%, 10/31/2011 	$11,742	$11,741
0.220%, 11/7/2011 r	150,000	149,992
0.240%, 11/21/2011 r	75,000	74,993
1.125%, 12/15/2011	50,000	50,109
0.130%, 12/21/2011 	60,000	59,976
0.100%, 1/3/2012 	68,078	68,054
0.106%, 1/11/2012 	100,000	99,961
0.080%, 1/25/2012 r	75,000	74,976
0.162%, 4/3/2012 r	200,000	200,048
0.128%, 5/1/2012 r	74,535	74,505
0.166%, 8/10/2012 r	120,000	119,954
0.220%, 10/12/2012 r	140,000	140,063
Federal National Mortgage Association
1.160%, 9/8/2011	25,000	25,004
0.030%, 9/9/2011 	100,000	99,999
0.040%, 9/12/2011 	50,000	49,999
0.040%, 9/15/2011 	100,000	99,999
0.030%, 10/3/2011 	87,750	87,748
0.031%, 10/5/2011 	25,608	25,607
0.035%, 10/6/2011 	31,400	31,399
0.050%, 10/11/2011 	16,000	15,999
0.100%, 10/11/2011 	125,000	124,986
0.050%, 10/12/2011 	55,312	55,309
0.040%, 10/19/2011 	124,800	124,793
0.150%, 11/7/2011 	30,300	30,292
0.157%, 1/3/2012 	57,880	57,849
0.050%, 1/9/2012 	250,000	249,955
2.000%, 1/9/2012	26,117	26,289
0.100%, 1/11/2012 	30,000	29,989
0.148%, 1/17/2012 	104,200	104,141
0.140%, 1/23/2012 	75,000	74,958
0.117%, 2/8/2012 	139,444	139,372
5.000%, 2/16/2012	25,020	25,573
0.140%, 2/17/2012 	100,000	99,934
6.125%, 3/15/2012	34,108	35,197
0.235%, 8/23/2012 r	100,000	100,030
0.240%, 9/17/2012 r	50,000	50,037
0.280%, 12/3/2012 r	40,590	40,595
General Electric Capital (FDIC Insured)
1.182%, 12/9/2011 r	15,420	15,463
3.000%, 12/9/2011	75,859	76,403
HSBC USA (FDIC Insured)
3.125%, 12/16/2011	15,000	15,130
JPMorgan Chase & Co. (FDIC Insured)
3.125%, 12/1/2011	30,367	30,584
Morgan Stanley (FDIC Insured)
3.250%, 12/1/2011	95,000	95,716
PNC Funding (FDIC Insured)
0.446%, 4/1/2012 r	100,000	100,166
Regions Bank (FDIC Insured)
3.250%, 12/9/2011	48,886	49,273
State Street Bank & Trust (FDIC Insured)
0.447%, 9/15/2011	21,835	21,837
Straight-A Funding ¢
0.120%, 9/1/2011	18,146	18,146
0.120%, 9/2/2011	52,000	52,000
0.090%, 9/12/2011	42,533	42,532
0.090%, 9/19/2011	51,700	51,697
0.150%, 10/4/2011	20,000	19,997
0.150%, 10/12/2011	50,000	49,991
0.150%, 10/12/2011	66,213	66,202
0.150%, 10/18/2011	10,000	9,998
0.190%, 11/1/2011	50,000	49,984
0.190%, 11/23/2011	48,311	48,290
Wells Fargo & Co. (FDIC Insured)
1.102%, 12/9/2011 r	274,870	275,567

Total Government Agency Debt (Cost $9,295,659)		9,295,659

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Treasury Debt – 3.1%
U.S. Treasury Notes ‚
1.000%, 10/31/2011	$50,000	$50,061
4.500%, 11/30/2011	100,000	101,025
4.875%, 2/15/2012	50,000	51,072
0.875%, 2/29/2012	100,000	100,331
4.625%, 2/29/2012	100,000	102,189

Total Treasury Debt (Cost $404,678)		404,678

Government Agency Repurchase Agreements – 23.5%
BNP Paribas Securities
0.060%, dated 8/31/2011, matures 9/1/2011, repurchase price $1,100,002 (collateralized by various government agency obligations: Total market value $1,122,000)	1,100,000	1,100,000
Goldman Sachs & Co.
0.040%, dated 8/31/2011, matures 9/1/2011, repurchase price $600,001 (collateralized by various government agency obligations: Total market value $612,000)	600,000	600,000
HSBC Securities (USA)
0.050%, dated 8/31/2011, matures 9/1/2011, repurchase price $500,001 (collateralized by various government agency obligations: Total market value $510,003)	500,000	500,000
ING Financial Markets
0.060%, dated 8/31/2011, matures 9/1/2011, repurchase price $300,001 (collateralized by various government agency obligations: Total market value $306,004)	300,000	300,000
Merrill Lynch, Pierce, Fenner & Smith
0.040%, dated 8/31/2011, matures 9/1/2011, repurchase price $391,345 (collateralized by various government agency obligations: Total market value $399,172)	391,345	391,345
RBC Capital Markets
0.050%, dated 8/31/2011, matures 9/1/2011, repurchase price $200,000 (collateralized by various government agency obligations: Total market value $204,001)	200,000	200,000

Total Government Agency Repurchase Agreements (Cost $3,091,345)		3,091,345

Treasury Repurchase Agreements – 3.6%
Credit Suisse Securities (USA)
0.050%, dated 8/31/2011, matures 9/1/2011, repurchase price $25,000 (collateralized by U.S. Treasury obligations: Total market value $25,501)	25,000	25,000
UBS Securities
0.040%, dated 8/31/2011, matures 9/1/2011, repurchase price $450,001 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000

Total Treasury Repurchase Agreements (Cost $475,000)		475,000

Government Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Investment Purchased with Proceeds from Securities Lending † – 3.1%
Treasury Repurchase Agreement – 3.1%
Goldman Sachs & Co.
0.040%, dated 08/31/2011, matures 09/01/2011, repurchase price $414,625 (collateralized by various U.S. Treasury obligations: Total market value $421,086)
(Cost $414,625)	$414,625	$414,625

Total Investments  – 104.0% (Cost $13,681,307)		13,681,307

Other Assets and Liabilities, Net – (4.0)%		(526,610)

Total Net Assets – 100.0%		$13,154,697

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2011.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2011, the value of these investments was $408,837 or 3.1% of total net assets.

‚	This security or a portion of this security is out on loan at August 31, 2011. Total loaned securities had a fair value of $404,678 as of August 31, 2011.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

	On August 31, 2011, the cost of investments for federal income tax purposes was $13,681,307. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	9

Schedule of Investments	August 31, 2011, all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 26.0%
Bank of Montreal/Chicago
0.040%, 9/1/2011	$250,000	$250,000
0.050%, 9/6/2011	50,000	50,000
0.350%, 2/29/2012	50,000	50,000
Bank of Nova Scotia/Houston
0.260%, 9/29/2011 r	105,000	105,004
0.236%, 11/9/2011 r	50,000	50,000
0.290%, 2/17/2012 r	100,000	100,000
0.440%, 9/15/2012 r	75,000	75,000
Barclays Bank/NY
0.262%, 10/21/2011 r	60,000	60,000
Credit Suisse/NY
0.340%, 9/2/2011	9,800	9,800
0.180%, 9/9/2011	100,000	100,000
Deutsche Bank/NY
0.251%, 11/4/2011 r	75,000	75,000
DnB NOR Bank/NY
0.237%, 10/14/2011 r	55,000	55,000
0.410%, 2/17/2012	50,000	50,000
Lloyds TSB Bank/NY
0.504%, 11/1/2011	100,000	100,000
0.400%, 11/8/2011	50,000	50,000
0.252%, 11/22/2011	20,000	20,000
National Australia Bank/NY
0.235%, 10/6/2011 r	50,000	50,000
0.270%, 10/19/2011	75,000	74,998
0.250%, 11/17/2011	50,000	50,000
0.496%, 12/30/2011 r	50,000	50,034
0.297%, 1/12/2012 r	40,000	40,000
0.301%, 5/21/2012 r	65,000	65,000
Nordea Bank Finland/NY
0.260%, 11/14/2011	50,000	50,000
0.300%, 12/1/2011	50,000	50,000
Rabobank Nederland/NY
0.470%, 9/1/2011	50,000	50,000
0.350%, 9/15/2011	50,000	50,000
0.293%, 10/21/2011 r	50,000	50,000
0.321%, 3/30/2012 r	110,000	110,000
Royal Bank of Canada/NY
0.330%, 12/2/2011 r	49,500	49,513
0.252%, 3/5/2012 r	100,000	99,981
0.285%, 6/18/2012 r	50,000	50,000
Royal Bank of Scotland/CT
0.553%, 10/25/2011	128,500	128,500
Skandinaviska Enskilada Banken/NY
0.150%, 9/2/2011	100,000	100,000
0.300%, 9/13/2011	50,000	50,000
0.280%, 10/13/2011	50,000	50,000
0.330%, 11/18/2011	50,000	50,000
0.440%, 11/18/2011	50,000	50,000
0.380%, 12/13/2011	50,000	50,000
Societe Generale/NY
0.557%, 9/23/2011	125,000	125,000
Svenska Handelsbanken/NY
0.300%, 10/27/2011	35,000	35,000
0.260%, 11/17/2011	50,000	50,000
0.305%, 11/28/2011	35,000	35,000
Toronto-Dominion Bank/NY
0.291%, 10/28/2011 r	100,000	100,000
0.287%, 1/12/2012 r	60,000	60,000
0.320%, 2/6/2012	70,000	70,000
UBS/Stamford
0.390%, 9/26/2011	35,000	35,000
0.300%, 11/17/2011	50,000	50,000
0.258%, 12/16/2011 r	70,000	70,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Westpac Banking/NY
0.260%, 11/3/2011 r	$20,000	$20,002
0.300%, 2/17/2012 r	50,000	50,000
0.350%, 2/27/2012 r	50,000	50,000
0.380%, 2/27/2012	50,000	50,000

Total Certificates of Deposit (Cost $3,367,832)		3,367,832

Other Notes – 12.7%
Australia & New Zealand Banking Group
0.700%, 12/19/2011 r ¢	55,000	55,053
0.473%, 1/23/2012 r ¢	34,000	34,025
Commonwealth Bank of Australia
0.446%, 6/29/2012 r ¢	50,000	50,074
0.402%, 9/27/2012 r ¢	58,500	58,500
DnB NOR Bank/Cayman Islands Branch – Time Deposit
0.090%, 9/1/2011	337,779	337,779
General Electric Capital
6.000%, 6/15/2012	59,359	61,937
3.500%, 8/13/2012	18,050	18,545
International Bank for Reconstruction & Development
0.170%, 10/3/2011 	45,000	44,993
0.230%, 7/25/2012 r	100,000	100,000
J.P. Morgan Chase & Co.
4.500%, 1/15/2012	65,000	65,981
Metropolitan Life Global Funding
5.125%, 11/9/2011 ¢	18,700	18,868
0.497%, 3/15/2012 r ¢	22,945	22,960
0.746%, 4/10/2012 r ¢	53,590	53,712
0.406%, 7/6/2012 r ¢	80,000	80,000
Nordea Bank
0.393%, 8/17/2012 r ¢	100,000	100,000
0.393%, 9/17/2012 r ¢	50,000	50,000
Svenska Handelsbanken
0.372%, 8/9/2012 r ¢	123,000	123,000
Svenska Handelsbanken/Cayman Islands Branch – Time Deposit
0.090%, 9/1/2011	130,000	130,000
Wachovia
0.379%, 10/15/2011	75,000	75,016
Westpac Banking
0.287%, 4/13/2012 r ¢	50,000	50,000
0.287%, 8/13/2012 r ¢	60,000	60,000
0.403%, 9/28/2012 r	50,000	50,000

Total Other Notes (Cost $1,640,443)		1,640,443

Asset Backed Commercial Paper ¢ – 12.6%
Bryant Park Funding
0.170%, 9/15/2011 	16,614	16,613
0.184%, 9/20/2011 	70,000	69,993
Chariot Funding
0.160%, 9/13/2011 	32,800	32,798
0.160%, 9/14/2011 	24,500	24,499
0.160%, 9/15/2011 	35,174	35,172
0.160%, 9/21/2011 	50,000	49,995
Fairway Finance
0.246%, 9/9/2011	20,000	20,000
0.150%, 9/13/2011 	35,007	35,005
0.160%, 9/21/2011 	51,271	51,267
Falcon Asset Securitization
0.160%, 9/23/2011 	50,000	49,995
Govco
0.170%, 9/8/2011 	75,000	74,998
0.150%, 9/12/2011 	40,000	39,998
0.170%, 9/14/2011 	30,000	29,998
0.180%, 9/27/2011 	50,000	49,993
0.180%, 10/12/2011 	50,000	49,990
0.270%, 11/16/2011 	70,000	69,960

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Grampian Funding
0.351%, 9/2/2011	$84,000	$84,000
0.360%, 10/17/2011 	59,311	59,284
0.378%, 11/7/2011 	55,000	54,961
Liberty Street Funding
0.050%, 9/1/2011 	125,758	125,758
0.170%, 9/7/2011 	40,000	39,999
0.210%, 9/26/2011 	10,000	9,998
Market Street Funding
0.170%, 9/2/2011 	87,628	87,628
0.150%, 9/16/2011 	24,000	23,998
0.180%, 9/20/2011 	56,017	56,012
0.210%, 11/4/2011 	20,014	20,006
Old Line Funding
0.170%, 10/20/2011 	50,000	49,989
Sheffield Receivables
0.170%, 9/8/2011 	40,000	39,999
0.178%, 9/14/2011 	64,000	63,996
Thames Asset Global Securitization
0.170%, 9/7/2011 	34,521	34,520
0.210%, 9/16/2011 	18,985	18,983
Thunder Bay Funding
0.180%, 10/17/2011 	44,821	44,811
0.250%, 12/13/2011 	50,000	49,964
Variable Funding Capital
0.170%, 10/14/2011 	40,000	39,992
Windmill Funding
0.240%, 9/22/2011 	20,000	19,997

Total Asset Backed Commercial Paper (Cost $1,624,169)		1,624,169

Financial Company Commercial Paper – 11.4%
Australia & New Zealand Banking Group
0.271%, 2/2/2012 r ¢	50,000	50,000
Commonwealth Bank of Australia
0.341%, 2/13/2012 ¢ 	50,000	49,922
0.341%, 2/15/2012 ¢ 	50,000	49,921
0.318%, 5/21/2012 r ¢	40,000	40,000
Credit Suisse
0.240%, 10/17/2011 	50,000	49,985
0.250%, 11/3/2011 	50,000	49,978
DnB NOR Bank
0.260%, 10/28/2011 ¢ 	35,000	34,985
Eksportfinans
0.070%, 9/15/2011 ¢ 	50,000	49,999
General Electric Capital
0.120%, 9/6/2011 	50,000	49,999
0.351%, 9/8/2011 	50,000	49,997
0.351%, 9/28/2011 	50,000	49,987
ING (US) Funding
0.100%, 9/1/2011 	50,000	50,000
0.150%, 9/9/2011 	75,000	74,998
0.150%, 9/12/2011 	40,000	39,998
0.150%, 9/14/2011 	50,000	49,997
0.371%, 10/18/2011 	75,000	74,964
Nordea North America
0.371%, 2/3/2012 	65,000	64,896
Novartis Finance
0.070%, 9/1/2011 ¢ 	40,000	40,000
0.070%, 9/6/2011 ¢ 	45,000	44,999
Reckitt Benckiser Treasury Services
0.381%, 11/4/2011 ¢ 	50,000	49,966
0.381%, 11/7/2011 ¢ 	35,000	34,975
0.361%, 11/16/2011 ¢ 	45,000	44,966
0.371%, 11/17/2011 ¢ 	30,900	30,876
0.371%, 11/22/2011 ¢ 	2,500	2,498
0.421%, 2/6/2012 ¢ 	25,000	24,954
0.411%, 2/13/2012 ¢ 	50,000	49,906

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Total Capital
0.401%, 9/8/2011 ¢ 	$96,650	$96,643
0.401%, 10/4/2011 ¢ 	48,000	47,982
0.421%, 12/15/2011 ¢ 	100,000	99,878
0.406%, 12/16/2011 ¢ 	30,000	29,964

Total Financial Company Commercial Paper (Cost $1,477,233)		1,477,233

Government Agency Debt – 10.2%
Federal Home Loan Bank
0.157%, 9/15/2011	75,000	74,998
0.029%, 10/7/2011 	39,895	39,894
0.027%, 10/12/2011 	95,445	95,442
0.150%, 11/15/2011 	75,000	74,976
0.100%, 1/18/2012 	63,238	63,214
0.230%, 2/28/2012 r	100,000	100,000
0.350%, 8/10/2012	50,000	50,000
0.420%, 8/10/2012	25,200	25,200
0.200%, 8/24/2012 r	50,000	50,000
0.300%, 9/10/2012	75,000	75,000
0.300%, 9/11/2012	50,000	50,000
0.350%, 9/18/2012	20,000	20,000
0.300%, 9/28/2012	25,000	25,000
0.220%, 1/22/2013 r	66,425	66,425
Federal Home Loan Mortgage Corporation
0.219%, 10/26/2011 r	50,000	49,997
0.220%, 11/7/2011 r	150,000	149,992
0.166%, 8/10/2012 r	55,000	54,979
Federal National Mortgage Association
0.280%, 11/23/2012 r	30,130	30,134
General Electric Capital (FDIC Insured)
3.000%, 12/9/2011	152,500	153,669
HSBC USA (FDIC Insured)
3.125%, 12/16/2011	47,500	47,907
Straight-A Funding
0.150%, 10/18/2011 ¢ 	23,141	23,136

Total Government Agency Debt (Cost $1,319,963)		1,319,963

Variable Rate Demand Notes r – 9.1%
Apache County Industrial Development Authority, Tuscan Electric, Series 83B (LOC: Bank of New York)
0.170%, 9/7/2011	60,100	60,100
California Health Facilities Financing Authority, Catholic Healthcare West, Series K (LOC: Bank of America)
0.180%, 9/7/2011	20,600	20,600
California Health Facilities Financing Authority, Scripps Health, Series 2008D (LOC: Bank of America)
0.170%, 9/7/2011	8,800	8,800
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.140%, 9/7/2011	10,000	10,000
Carroll County Solid Waste Disposal Revenue, Celotex, Series 2000 (LOC: Bank of America) (AMT)
0.230%, 9/7/2011	15,790	15,790
Charlotte Douglas International Airport, Series 2008D (LOC: Bank of America)
0.180%, 9/7/2011	15,000	15,000
Chester County Health and Education Facilities Authority, Kendal-Crosslands Communities, Series 2003 (LOC: Wachovia Bank)
0.190%, 9/7/2011	20,350	20,350

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	11

Schedule of Investments	August 31, 2011, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Collier County Health Facilities Authority, The Moorings, Series 2008 (LOC: JPMorgan Chase Bank)
0.190%, 9/7/2011	$34,820	$34,820
Contra Costa County Multifamily Housing Revenue, Pleasant Hill BART Transit Village Apartments, Series 2006A (LOC: Bank of America) (AMT)
0.240%, 9/7/2011	40,000	40,000
Converse County Pollution Control, PacifiCorp, Series 1992 (LOC: Wells Fargo Bank)
0.160%, 9/7/2011	22,485	22,485
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.210%, 9/7/2011	8,965	8,965
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.110%, 9/1/2011	8,300	8,300
Denver Public Schools, Series 2011A-2 (Certificate of Participation) (LOC: JPMorgan Chase Bank) (INS: AGM)
0.140%, 9/7/2011	15,300	15,300
Denver Public Schools, Series 2011A-3 (Certificate of Participation) (LOC: Wells Fargo Bank) (INS: AGM)
0.140%, 9/7/2011	10,000	10,000
District of Columbia University Refunding Revenue, Georgetown University, Series 2009B (LOC: TD Bank)
0.150%, 9/7/2011	13,050	13,050
District of Columbia University Refunding Revenue, Georgetown University, Series 2009C (LOC: TD Bank)
0.130%, 9/7/2011	21,400	21,400
Franklin County, Ohio Presbyterian Health Care, Series 2006A (LOC: PNC Bank)
0.180%, 9/7/2011	18,000	18,000
Fulton County Development Authority, Catholic Education of North Georgia, Series 2002 (LOC: Wells Fargo Bank)
0.190%, 9/7/2011	14,315	14,315
Green County Industrial Development Authority, Blue Ridge School, Series 2001 (LOC: Branch Bank & Trust)
0.210%, 9/7/2011	3,930	3,930
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deacones Home Association, Series 2002B (LOC: PNC Bank)
0.180%, 9/7/2011	7,900	7,900
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2009A (LOC: PNC Bank)
0.180%, 9/7/2011	7,500	7,500
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2009E (LOC: PNC Bank)
0.180%, 9/7/2011	9,375	9,375
Houston Airport Systems Revenue, City of Houston, Series 2010 (LOC: Barclays Bank)
0.140%, 9/7/2011	14,000	14,000
Illinois Development Finance Authority, Mount Carmel High School, Series 2003 (LOC: JPMorgan Chase Bank)
0.150%, 9/7/2011	14,500	14,500
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History (LOC: Northern Trust)
0.170%, 9/7/2011	10,100	10,100

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Illinois Finance Authority Pollution Control Revenue, Commonwealth Edison, Series 2008F (LOC: JPMorgan Chase Bank)
0.160%, 9/7/2011	$10,100	$10,100
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Series 2008 (LOC: Bank of Nova Scotia)
0.160%, 9/7/2011	15,625	15,625
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series D (LOC: Northern Trust)
0.140%, 9/7/2011	29,800	29,800
Illinois State Toll Highway Authority, Series 2007A-1b (LOC: PNC Bank)
0.170%, 9/7/2011	12,000	12,000
Illinois State Toll Highway Authority, Series 2007A-2d (LOC: Wells Fargo Bank)
0.220%, 9/7/2011	8,500	8,500
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.160%, 9/7/2011	12,000	12,000
Indiana Finance Authority, Depauw University, Series B (LOC: PNC Bank)
0.160%, 9/7/2011	8,300	8,300
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series F (LOC: Bank of New York)
0.150%, 9/7/2011	10,000	10,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series H (LOC: JPMorgan Chase Bank)
0.160%, 9/7/2011	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series J (LOC: Wells Fargo Bank)
0.150%, 9/7/2011	8,000	8,000
Indiana Health & Educational Facilities Financing Authority, Community Village Hartsfield, Series A (LOC: Harris Bank)
0.170%, 9/7/2011	6,595	6,595
Iowa Financial Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.190%, 9/7/2011	3,420	3,420
Lake County Industrial Development Authority, Senninger Irrigation, Series 2003 (LOC: JPMorgan Chase Bank) (AMT)
0.230%, 9/7/2011	1,300	1,300
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series B-2 (LOC: Bank of America)
0.250%, 9/7/2011	21,300	21,300
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette (LOC: JPMorgan Chase Bank) (AMT)
0.250%, 9/7/2011	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.170%, 9/7/2011	23,360	23,360
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series 2007B (LOC: Bank of America)
0.260%, 9/7/2011	9,165	9,165

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Metropolitan Transportation Authority, Series B-1 (LOC: Scotia Bank)
0.170%, 9/7/2011	$17,370	$17,370
Michigan State Hospital Finance Authority Revenue, McLaren Healthcare, Series 2008B (LOC: JPMorgan Chase Bank)
0.160%, 9/7/2011	7,000	7,000
Middletown Educational Building Revenue, Christian Academy of Louisville, Series 2004 (LOC: JPMorgan Chase Bank)
0.200%, 9/7/2011	3,735	3,735
Minneapolis & St. Paul Housing, Alliance Health Systems, Series C1 (LOC: Wells Fargo Bank)
0.150%, 9/7/2011	7,525	7,525
Mississippi Business Finance, Chevron U.S.A., Series 2010A
0.130%, 9/7/2011	28,400	28,400
Mississippi Business Finance, Chevron U.S.A., Series 2010E
0.070%, 9/1/2011	20,439	20,439
Mississippi Business Finance, Promenade D’Iberville, Series 2008 (LOC: Wells Fargo Bank)
0.190%, 9/7/2011	19,540	19,540
Missouri State Health & Educational Facilities Authority, SSM Healthcare, Series E (LOC: PNC Bank)
0.100%, 9/1/2011	35,000	35,000
Mobile Downtown Redevelopment Authority, Austal USA, Series A (LOC: National Australia Bank)
0.040%, 9/7/2011	4,000	4,000
Mobile Downtown Redevelopment Authority, Austal USA, Series B (LOC: Australia-New Zealand Banking Group)
0.040%, 9/7/2011	8,070	8,070
New York City Housing Development, Multi-Family Mortgage Revenue, 101 Avenue D Apartments, Series A (LOC: Bank of America)
0.220%, 9/7/2011	25,000	25,000
New York City Housing Development, Queens Family Courthouse Apartments, Series 2007A (LOC: Citibank)
0.160%, 9/7/2011	69,990	69,990
New York City, Series E-3 (General Obligation) (LOC: Bank of America)
0.140%, 9/7/2011	10,000	10,000
New York State Housing Finance Agency, 29 Flatbush Avenue Housing Revenue, Series A (LOC: Bank of America)
0.180%, 9/7/2011	11,500	11,500
New York State Housing Finance Agency Revenue, Archstone Westbury Housing, Series A (LOC: Bank of America) (AMT)
0.180%, 9/7/2011	30,000	30,000
New York State Housing Finance Agency Revenue, Blue Castle Site A Realty, Series 2006A (LOC: JPMorgan Chase Bank) (AMT)
0.270%, 9/7/2011	6,000	6,000
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JPMorgan Chase Bank)
0.210%, 9/7/2011	19,200	19,200
Ohio State Higher Education Facilities, Case Western Reserve University, Series A (LOC: PNC Bank)
0.160%, 9/7/2011	8,450	8,450

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Parma Hospital Revenue, Parma Community General Hospital, Series A (LOC: PNC Bank)
0.180%, 9/7/2011	$5,000	$5,000
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series B-3 (LOC: PNC Bank)
0.180%, 9/7/2011	5,325	5,325
Philadelphia Authority for Industrial Development, Newcourtland Elder Services, Series 2003 (LOC: PNC Bank)
0.110%, 9/1/2011	555	555
Philadelphia Pennsylvania School District, Series G (General Obligation) ( LOC: Wells Fargo Bank) (INS: STAID)
0.170%, 9/7/2011	46,000	46,000
Santa Clara Electric Revenue, Series B (LOC: Bank of America)
0.170%, 9/7/2011	10,000	10,000
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.110%, 9/1/2011	25,645	25,645
Suffolk County, Industrial Development Agency, Guide Dog Foundation for the Blind (LOC: JPMorgan Chase Bank)
0.180%, 9/7/2011	4,940	4,940
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.160%, 9/7/2011	7,035	7,035
Uinta County, Chevron U.S.A.
0.070%, 9/1/2011	8,610	8,610
Vermont State Student Assistance, Series C1 (LOC: Lloyds Bank) (AMT)
0.210%, 9/7/2011	9,105	9,105
Vermont State Student Assistance, Series C2 (LOC: Lloyds Bank) (AMT)
0.220%, 9/7/2011	8,855	8,855
Vermont State Student Assistance, Education Loan Revenue, Series B-1 (LOC: Bank of New York) (AMT)
0.220%, 9/7/2011	47,160	47,160
Virginia Small Business Financing Authority, Hampton University, Series A (LOC: PNC Bank)
0.170%, 9/7/2011	13,500	13,500
Virginia Small Business Financing Authority, Friendship Foundation, Series 2007 (LOC: Wells Fargo Bank)
0.190%, 9/7/2011	11,400	11,400

Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series 2008 (LOC: JPMorgan Chase Bank)
0.160%, 9/7/2011	19,000	19,000

Total Variable Rate Demand Notes (Cost $1,176,924)		1,176,924

Treasury Debt – 7.4%
United States Treasury Notes
1.000%, 10/31/2011	250,000	250,307
4.625%, 10/31/2011	100,000	100,717
0.750%, 11/30/2011	225,000	225,269
4.500%, 11/30/2011	150,000	151,539
0.875%, 1/31/2012	100,000	100,266
0.875%, 2/29/2012	75,000	75,249
4.625%, 2/29/2012	50,000	51,092

Total Treasury Debt (Cost $954,439)		954,439

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	13

Schedule of Investments	August 31, 2011, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	SHARES/PAR	VALUE >
Investment Companies Ω – 2.2%
DWS Money Market Series, Institutional Shares, 0.066%	40,283,000	$40,283
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.120%	247,155,000	247,155

Total Investment Companies (Cost $287,438)		287,438

Other Commercial Paper  – 1.2%
General Electric Company
0.110%, 9/2/2011	$100,000	100,000
0.090%, 9/13/2011	50,000	49,998

Total Other Commercial Paper (Cost $149,998)		149,998

Government Agency Repurchase Agreements – 3.9%
ING Financial Markets
0.070%, dated 08/31/2011, matures 9/1/2011, repurchase price $200,000 (collateralized by various government agency obligations: Total market value $204,002)	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith
0.040%, dated 08/31/2011, matures 9/1/2011, repurchase price $308,655 (collateralized by various government agency obligations: Total market value $314,829)	308,655	308,655

Total Government Agency Repurchase Agreements (Cost $508,655)		508,655

Other Repurchase Agreements – 3.4%
HSBC Securities (USA)
0.220%, dated 08/31/2011, matures 9/1/2011, repurchase price $250,002 (collateralized by various securities: Total market value $262,503)	250,000	250,000
J.P. Morgan Securities
0.220%, dated 08/31/2011, matures 9/1/2011, repurchase price $185,001 (collateralized by various securities: Total market value $194,250)	185,000	185,000

Total Other Repurchase Agreements (Cost $435,000)		435,000

Treasury Repurchase Agreement – 1.2%
Merrill Lynch, Pierce, Fenner & Smith
0.030%, dated 08/31/2011, matures 9/1/2011, repurchase price $156,207 (collateralized by U.S. Treasury obligations: Total market value $159,331) (Cost $156,207)	156,207	156,207

Total Investments  – 101.3% (Cost $13,098,301)		13,098,301

Other Assets and Liabilities, Net – (1.3)%		(163,177)

Total Net Assets – 100.0%		$12,935,124

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown in the rate in effect as of August 31, 2011.

Prime Obligations Fund (concluded)

¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of August 31, 2011, the value of these investments was $3,275,931 or 25.3% of total net assets

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of August 31, 2011.

	On August 31, 2011, the cost of investments for federal income tax purposes was $13,098,301. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM – Assured	Guaranty Municipal

AMT	–	Alternative Minimum Tax. As of August 31, 2011, the total value of securities subject to AMT was $161,040 or 1.2% of total net assets.

INS	– Insured

LOC	– Letter of Credit

STAID	– State Aid Withholding

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt – 97.9%
Alaska – 1.1%
Valdez Marine Terminal Revenue, Exxon Mobile, Series A
0.050%, 9/1/2011 r	$5,585	$5,585
Valdez Marine Terminal Revenue, Exxon Mobile, Series C
0.050%, 9/1/2011 r	2,500	2,500

		8,085

Arizona – 1.2%
Phoenix Industrial Development Authority, Southwest Human Development, Series 2003A (LOC: Wells Fargo Bank)
0.290%, 9/7/2011 r	715	715
Pima County Industrial Development Authority, Harvest Preparatory Academy (LOC: JPMorgan Chase Bank)
0.190%, 9/7/2011 r	8,210	8,210

		8,925

Arkansas – 0.9%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Apartment Association, Series 2005 (INS: FNMA)
0.220%, 9/7/2011 r	6,390	6,390

California – 1.0%
California Statewide Communities Development Authority, Series 2007A (LOC: Citibank)
0.140%, 9/7/2011 r	7,020	7,020

Colorado – 0.5%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.180%, 9/7/2011 r	1,165	1,165
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.190%, 9/7/2011 r	2,275	2,275

		3,440

Connecticut – 4.8%
Connecticut State Health & Educational Facilities Authority, Yale University, Series V-1
0.050%, 9/1/2011 r	7,300	7,300
Connecticut State Health & Educational Facilities Authority, Yale University, Series Y-3
0.050%, 9/1/2011 r	7,815	7,815
Hartford County Metropolitan District (General Obligation)
2.000%, 10/5/2011	20,000	20,031

		35,146

Delaware – 0.9%
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.110%, 9/1/2011 r	6,800	6,800

District of Columbia – 0.5%
District of Columbia, Progressive Life Center, Series 2007A (LOC: Branch Banking & Trust)
0.210%, 9/7/2011 r	3,525	3,525

Florida – 5.4%
Escambia County Health Facilities Authority, Azalea Trace, Series 2003B (LOC: TD Bank)
0.100%, 9/1/2011 r	11,500	11,500

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Orange County Health Facilities Authority, Orlando Regional, Series E (LOC: Branch Banking & Trust)
0.170%, 9/7/2011 r	$4,500	$4,500
Orange County School Board, Series C (Certificate of Participation) (LOC: Bank of America)
0.210%, 9/7/2011 r	18,700	18,700
Palm Beach County, Jewish Community Campus, Series 2000 (LOC: Northern Trust)
0.210%, 9/7/2011 r	2,140	2,140
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series A (LOC: Northern Trust)
0.090%, 9/1/2011 r	2,600	2,600

		39,440

Georgia – 1.6%
Gainsville & Hall County Hospital, Lanier Village Estates (LOC: TD Bank) (INS: Radian)
0.100%, 9/1/2011 r	11,730	11,730

Illinois – 12.8%
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.140%, 9/1/2011 r	6,370	6,370
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.140%, 9/1/2011 r	11,325	11,325
Chicago, Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.130%, 9/1/2011 r	2,800	2,800
Cook County, Catholic Theological University, Series 2005 (LOC: Harris Bank)
0.210%, 9/7/2011 r	14,500	14,500
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.210%, 9/7/2011 r	7,275	7,275
Illinois Development Finance Authority, American College of Surgeons (LOC: Northern Trust)
0.200%, 9/7/2011 r	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy (LOC: Northern Trust)
0.190%, 9/7/2011 r	6,255	6,255
Illinois Development Finance Authority, Lyric Opera Chicago (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.160%, 9/7/2011 r	11,900	11,900
Illinois Development Finance Authority, St. Paul’s House (LOC: LaSalle Bank)
0.260%, 9/7/2011 r	4,315	4,315
Illinois Educational Facilities Authority Revenue, Columbia College, Series 2000 (LOC: Harris Bank)
0.140%, 9/7/2011 r	850	850
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.190%, 9/7/2011 r	2,000	2,000
Illinois Finance Authority Revenue, Southern Illinois Healthcare Enterprises, Series 2008 (LOC: Bank of Nova Scotia)
0.160%, 9/7/2011 r	4,550	4,550
Illinois Health Facilities Authority, Riverside Health Systems, Series 1994 (LOC: Bank of America)
0.210%, 9/7/2011 r	4,600	4,600
Illinois State Toll Highway Authority (LOC: Northern Trust)
0.160%, 9/7/2011 r	5,000	5,000
(LOC: PNC Bank)
0.170%, 9/7/2011 r	4,000	4,000

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	15

Schedule of Investments	August 31, 2011, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
(LOC: Wells Fargo Bank)
0.220%, 9/7/2011 r	$4,000	$4,000

		93,240

Indiana – 4.9%
Indiana Finance Authority Health Systems, Sisters of St. Francis Health Services, Series F (LOC: Bank of New York)
0.150%, 9/7/2011 r	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis Health Services, Series H (LOC: JPMorgan Chase Bank)
0.160%, 9/7/2011 r	4,395	4,395
Indiana Finance Authority, Community Foundation of Northwest Indiana, Series 2008 (LOC: Harris Bank)
0.170%, 9/7/2011 r	5,900	5,900
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.170%, 9/7/2011 r	7,415	7,415
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.170%, 9/7/2011 r	10,185	10,185
Lawrenceburg Industrial Pollution Control Revenue, Indiana Michigan Power, Series I (LOC: Bank of Nova Scotia)
0.150%, 9/7/2011 r	3,000	3,000

		35,535

Iowa – 2.1%
Iowa Finance Authority, Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.190%, 9/7/2011 r	675	675
Iowa Finance Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.190%, 9/7/2011 r	5,045	5,045
Iowa Finance Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.190%, 9/7/2011 r	4,000	4,000
Iowa Higher Education Loan Authority, Luther College, Series 2008 (LOC: Harris Bank)
0.170%, 9/7/2011 r	5,500	5,500

		15,220

Kansas – 4.4%
Kansas State Department of Transportation, Highway Revenue, Series B-2 (SPA: Barclays)
0.140%, 9/7/2011 r	25,000	25,000
Prairie Village Revenue, Claridge Court, Lifespace Communities, Series 2003 (LOC: LaSalle Bank)
0.190%, 9/7/2011 r	6,845	6,845

		31,845

Kentucky – 1.3%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.120%, 9/7/2011 r	9,840	9,840

Louisiana – 0.3%
Louisiana Public Facilities Authority, Christus Health, Series B2 (LOC: Bank of New York)
0.120%, 9/7/2011 r	2,500	2,500

Maine – 1.3%
Cumberland County (General Obligation)
2.000%, 11/15/2011	9,800	9,832

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Maryland – 2.7%
Maryland State Health & Higher Educational Facilities Authority, John Hopkins University, Series A
0.130%, 9/7/2011 r	$10,095	$10,095
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series A (LOC: JPMorgan Chase Bank)
0.160%, 9/7/2011 r	9,600	9,600

		19,695

Minnesota – 7.9%
City of Minneapolis (General Obligation)
2.500%, 12/1/2011	8,510	8,556
Duluth Independent School District No. 709, Series A (General Obligation) (INS: MSDCEP)
1.000%, 9/29/2011	10,925	10,930
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.220%, 9/7/2011 r	14,505	14,505
Richfield Independent School District, Series B (General Obligation) (INS: MSDCEP)
1.000%, 9/30/2011	10,060	10,065
St. Francis Independent School District #15, Series A (General Obligation) (INS: MSDCEP)
1.000%, 9/15/2011	5,000	5,001
University of Minnesota, Series B (Commercial Paper)
0.090%, 9/7/2011	9,000	9,000

		58,057

Mississippi – 0.1%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A.
0.070%, 9/1/2011 r	511	511

Missouri – 0.7%
Jackson County Public Building Revenue, Kansas City Hospice (LOC: Bank of America)
0.200%, 9/7/2011 r	500	500
Missouri State Health & Educational Facilities Authority, Saint Louis University, Series A-2 (LOC: Wells Fargo Bank)
0.090%, 9/1/2011 r	4,600	4,600

		5,100

New York – 3.7%
New York City Industrial Development Agency, Touro College, Series 2007 (LOC: JPMorgan Chase Bank)
0.160%, 9/7/2011 r	14,015	14,015
New York State Housing Finance Agency, Gotham West Housing Revenue, 2011 Series A-2 (LOC: Wells Fargo Bank)
0.120%, 9/7/2011 r	8,000	8,000
New York State Power Authority (General Obligation)
0.320%, 9/1/2011 r	5,200	5,200

		27,215

North Carolina – 4.2%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wells Fargo Bank)
0.190%, 9/7/2011 r	9,895	9,895
North Carolina Medical Care Community Health Care Facilities, Person Memorial Hospital (LOC: Branch Banking & Trust)
0.210%, 9/7/2011 r	4,360	4,360

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
North Carolina State (General Obligation)
5.000%, 2/1/2012	$12,570	$12,823
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.210%, 9/7/2011 r	3,400	3,400

		30,478

Ohio – 6.6%
Franklin County Hospital (SPA: Barclays Bank)
0.130%, 9/7/2011 r	20,000	20,000
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series B (LOC: Bank of Nova Scotia)
0.130%, 9/7/2011 r	2,300	2,300
Ohio State Infrastructure Improvement (General Obligation)
0.130%, 9/7/2011 r	12,005	12,005
Summit County Port Authority, Summa Enterprises Group (LOC: PNC Bank)
0.180%, 9/7/2011 r	14,065	14,065

		48,370

Oklahoma – 4.0%
Hulbert Economic Development Authority (LOC: Bank of America)
0.260%, 9/7/2011 r	4,000	4,000
Oklahoma State Turnpike Authority, Series D (SPA: Royal Bank of Canada)
0.180%, 9/7/2011 r	25,000	25,000

		29,000

Pennsylvania – 7.1%
Allegheny County Industrial Development Authority, Longwood, Series B (LOC: PNC Bank)
0.110%, 9/1/2011 r	5,600	5,600
Beaver County Industrial Development Authority Pollution Control Revenue, FirstEnergy Solutions, Series 2008-A (LOC: Bank of Nova Scotia)
0.130%, 9/1/2011 r	15,600	15,600
Butler County Industrial Development Authority, Concordia Lutheran Ministers, Series 2008A (LOC: Bank of America)
0.190%, 9/7/2011 r	8,285	8,285
Philadelphia Authority for Industrial Development, Newcourtland Elder Services (LOC:PNC Bank)
0.110%, 9/1/2011 r	2,225	2,225
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.110%, 9/1/2011 r	20,000	20,000

		51,710

Rhode Island – 4.1%
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.390%, 9/7/2011 r	4,475	4,475
Rhode Island Health & Educational Building, Higher Education Facilities, Brown University, Series A
0.150%, 9/7/2011 r	25,200	25,200

		29,675

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
South Carolina – 3.5%
South Carolina Jobs Economic Development Authority, Anmed Health, Series C (LOC: Branch Banking Trust)
0.160%, 9/7/2011 r	$4,000	$4,000
South Carolina Jobs Economic Development Authority, Anmed Health, Series D (LOC: Branch Banking & Trust)
0.170%, 9/7/2011 r	3,000	3,000
South Carolina Jobs Economic Development Authority, Ashley Hall Project, Series D (LOC: Bank of America)
0.330%, 9/7/2011 r	15,000	15,000
South Carolina Jobs Economic Development Authority, Regional Medical Center of Orangeburg and Calhoun Counties (LOC: Branch Banking & Trust)
0.210%, 9/7/2011 r	3,525	3,525

		25,525

Tennessee – 0.2%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.180%, 9/7/2011 r	1,400	1,400

Texas – 4.6%
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
0.210%, 9/7/2011 r ¢	895	895
Harris County Health Facilities Development, Baylor College Medicine, Series B (LOC: Northern Trust)
0.130%, 9/7/2011 r	2,500	2,500
Houston Airport Systems Revenue, Series 2010 (LOC: Barclays Bank)
0.140%, 9/7/2011 r	10,350	10,350
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.220%, 9/7/2011 r	4,300	4,300
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.240%, 9/7/2011 r	15,555	15,555

		33,600

Virginia – 1.3%
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series E
0.130%, 9/7/2011 r	3,900	3,900
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series F
0.130%, 9/7/2011 r	5,900	5,900

		9,800

Washington – 0.8%
Washington State (General Obligation)
0.210%, 9/7/2011 r ¢	2,750	2,750
Washington State Housing Finance Commission, Eastside Retirement Association (LOC: Bank of America)
0.250%, 9/1/2011 r	3,000	3,000

		5,750

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	17

Schedule of Investments	August 31, 2011, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (concluded)

DESCRIPTION	PAR/SHARES	VALUE >
Wisconsin – 1.3%
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.190%, 9/7/2011 r	$805	$805
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.190%, 9/7/2011 r	5,735	5,735
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.190%, 9/7/2011 r	2,860	2,860

		9,400

Wyoming – 0.1%
Sweetwater County Pollution Control, PacifiCorp, Series A (LOC: Wells Fargo Bank)
0.160%, 9/7/2011 r	700	700

Total Municipal Debt
(Cost $714,499)		714,499

Money Market Fund – 1.9%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.000% Ω
(Cost $13,777)	13,777,000	13,777

Total Investments  – 99.8%
(Cost $728,276)		728,276

Other Assets and Liabilities, Net – 0.2%		1,177

Total Net Assets – 100.0%		$729,453

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
r	Variable Rate Security – The rate shown in the rate in effect as of August 31, 2011.
¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2011, the value of these investments was $3,645 or 0.5 % of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of August 31, 2011.
	On August 31, 2011, the cost of investments for federal income tax purposes was $728,276. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC	–	Federal Home Loan Mortgage Corporation

FNMA	–	Federal National Mortgage Association

INS	–	Insured

LOC	–	Letter of Credit

MSDCEP	–	Minnesota School District Credit Enhancement Program

PSF	–	Permanent School Fund

SPA	–	Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Schedule of Investments	August 31, 2011, all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 35.2%
U.S. Treasury Bills U
0.000%, 9/01/2011	$600,000	$600,000
0.000%, 10/20/2011	25,000	25,000
United States Treasury Notes
1.000%, 10/31/2011	350,000	350,429
4.625%, 10/31/2011	200,000	201,444
0.750%, 11/30/2011	350,000	350,404
4.500%, 11/30/2011	100,000	101,026
1.125%, 12/15/2011	22,000	22,059
1.000%, 12/31/2011	600,000	601,937
1.125%, 1/15/2012	200,000	200,814
0.875%, 1/31/2012	75,000	75,200
4.750%, 1/31/2012	200,000	203,692
4.875%, 2/15/2012	50,000	51,073
0.875%, 2/29/2012	75,000	75,249
4.625%, 2/29/2012	125,000	127,740
1.000%, 4/30/2012	600,000	603,485
United States Treasury Strips
0.262%, 11/15/2011  ‚	30,000	29,984

Total Treasury Debt (Cost $3,619,536)		3,619,536

Treasury Repurchase Agreements – 64.7%
Barclays Capital
0.030%, dated 8/31/2011, matures 9/01/2011, repurchase price $500,000 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
Credit Agricole Securities USA
0.060%, dated 8/31/2011, matures 9/01/2011, repurchase price $1,650,003 (collateralized by U.S. Treasury obligations: Total market value $1,683,000)	1,650,000	1,650,000
Credit Suisse Securities (USA)
0.050%, dated 8/31/2011, matures 9/01/2011, repurchase price $200,000 (collateralized by U.S. Treasury obligations: Total market value $204,002)	200,000	200,000
Deutsche Bank Securities
0.050%, dated 8/31/2011, matures 9/01/2011, repurchase price $400,001 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
HSBC Securities (USA)
0.040%, dated 8/31/2011, matures 9/01/2011, repurchase price $1,500,002 (collateralized by U.S. Treasury obligations: Total market value $1,530,004)	1,500,000	1,500,000
ING Financial Markets
0.050%, dated 8/31/2011, matures 9/01/2011, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,001)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith
0.030%, dated 8/31/2011, matures 9/01/2011, repurchase price $593,793 (collateralized by U.S. Treasury obligations: Total market value $605,669)	593,793	593,793

Treasury Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
RBS Securities
0.060%, dated 8/31/2011, matures 9/01/2011, repurchase price $1,000,002 (collateralized by U.S. Treasury obligations: Total market value $1,020,001)	$1,000,000	$1,000,000
SG Americas Securities
0.040%, dated 8/31/2011, matures 9/01/2011, repurchase price $400,000 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
UBS Securities
0.040%, dated 8/31/2011, matures 9/01/2011, repurchase price $300,000 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000

Total Treasury Repurchase Agreements (Cost $6,643,793)		6,643,793

Investment Purchased with Proceeds from Securities Lending † – 0.1%
Treasury Repurchase Agreement - 0.1%
Credit Suisse Securities (USA)
0.050%, dated 8/31/2011, matures 9/01/2011, repurchase price $11,220 (Collateralized by U.S. Treasury obligations: Total market value $11,445)
(Cost $11,220)	11,220	11,220

Total Investments  – 100.0% (Cost $10,274,549)		10,274,549

Other Assets and Liabilities, Net – 0.0%		(1,667)

Total Net Assets – 100.0%		$10,272,882

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Yield shown is effective yield as of August 31, 2011.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

‚	This security or a portion of this security is out on loan as of August 31, 2011. Total loaned securities had a fair value of $10,994 at of August 31, 2011.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

	On August 31, 2011, the cost of investments for federal income tax purposes was $10,274,549. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	19

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 100.0%
U.S. Treasury Bills U
0.053%, 9/01/2011	$33,266	$33,266
0.021%, 9/08/2011	38,000	38,000
0.046%, 9/15/2011	112,113	112,111
0.004%, 10/06/2011	40,232	40,232
0.001%, 10/13/2011	128,159	128,159
0.003%, 10/20/2011	90,471	90,471
0.000%, 11/03/2011	29,528	29,528
0.000%, 11/10/2011	2,472	2,472
0.016%, 11/17/2011	55,000	54,998
0.035%, 1/05/2012	13,763	13,761

Total Treasury Debt (Cost $542,998)		542,998

Total Investments  – 100.0% (Cost $542,998)		542,998

Other Assets and Liabilities, Net – 0.0%		4

Total Net Assets – 100.0%		$543,002

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Yield shown is effective yield as of August 31, 2011.

	On August 31, 2011, the cost of investments for federal income tax purposes was $543,001. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(3)

Net unrealized depreciation	$(3)

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Statements of Assets and Liabilities	August 31, 2011, all dollars and shares are rounded to thousands (000), except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments in securities, at value † (note 2)	$9,700,337	$11,998,439	$728,276	$3,619,536	$542,998
Investments purchased with proceeds from securities lending, at value (note 2)	414,625	—	—	11,220	—
Repurchase agreements, at value (note 2)	3,566,345	1,099,862	—	6,643,793	—
Cash	—	11	608	—	1
Receivable for interest	8,551	9,537	677	10,528	—
Receivable from affiliates (note 3)	—	—	—	—	19
Receivable for capital shares sold	—	660	—	67	—
Other prepaid expenses and other assets	39	58	58	43	33
Total assets	13,689,897	13,108,567	729,619	10,285,187	543,051
LIABILITIES:
Bank overdraft	3	—	—	—	—
Dividends payable	—	166	—	3	—
Payable for investments purchased	119,175	170,000	—	—	—
Payable upon return of securities loaned (note 2)	414,625	—	—	11,220	—
Payable for capital shares redeemed	—	865	—	25	—
Payable to affiliates (note 3)	1,329	2,363	104	729	—
Payable for distribution and shareholder servicing fees	10	16	14	289	12
Accrued expenses and other liabilities	58	33	48	39	37
Total liabilities	535,200	173,443	166	12,305	49
Net assets	$13,154,697	$12,935,124	$729,453	$10,272,882	$543,002
COMPOSITION OF NET ASSETS:
Portfolio capital	$13,155,007	$12,935,076	$729,445	$10,273,543	$543,013
Undistributed (distributions in excess of) net investment income	50	161	6	(43)	(9)
Accumulated net realized gain (loss) on investments (note 2)	(360)	(113)	2	(618)	(2)
Net assets	$13,154,697	$12,935,124	$729,453	$10,272,882	$543,002
Class A:
Net assets	$217,973	$1,149,814	$71,532	$569,907	$21,468
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	217,976	1,149,988	71,559	569,934	21,462
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class C:
Net assets	$—	$529	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	528	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class D:
Net assets	$2,176,148	$1,085,626	$33,470	$2,434,904	$91,763
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,176,173	1,085,529	33,466	2,435,136	91,747
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$1,251,541	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,251,619	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$3,843,620	$3,374,744	$501,167	$4,458,012	$335,769
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	3,843,736	3,374,767	501,134	4,458,280	335,742
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$5,699,924	$5,649,257	$104,254	$1,876,278	$77,775
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	5,699,926	5,649,402	104,234	1,876,451	77,763
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$1,217,032	$423,613	$19,030	$574,347	$16,227
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,217,023	423,433	19,030	574,298	16,218
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$359,434	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	359,492	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—
† Including securities loaned, at value	$404,678	$—	$—	$10,994	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	21

Statements of Operations	For the year ended August 31, 2011, all dollars are rounded to thousands (000)

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$24,284	$52,371	$2,035	$14,987	$613
Securities lending income (note 2)	50	—	—	122	—
Total investment income	24,334	52,371	2,035	15,109	613
EXPENSES (note 3):
Investment advisory fees	12,337	17,234	843	9,212	589
Administration fees and expenses	16,171	23,022	1,142	12,314	796
Transfer agent fees and expenses	129	254	129	148	126
Custodian fees	617	862	42	461	30
Legal fees	27	27	27	27	27
Audit fees	44	44	44	44	44
Registration fees	24	90	27	15	17
Postage and printing fees	264	400	22	212	16
Directors’ fees	85	85	85	85	85
Other expenses	139	189	66	142	69
Distribution and shareholder servicing (12b-1) fees:
Class A	629	3,143	189	1,609	85
Class B	—	2	—	—	—
Class C	—	10	—	—	—
Class D	3,461	1,935	49	3,567	173
Reserve Class	—	—	—	1,848	—
Shareholder servicing (non 12b-1) fees:
Class A	629	3,143	189	1,608	85
Class D	5,769	3,225	82	5,944	289
Class I	—	2,938	—	—	—
Class Y	10,821	8,770	1,320	10,076	771
Reserve Class	—	—	—	924	—
Institutional Investor Class	1,097	681	22	533	21
Total expenses	52,243	66,054	4,278	48,769	3,223
Less: Fee waivers (note 3)	(28,269)	(20,331)	(2,258)	(33,685)	(2,530)
Less: Expense reimbursement (note 3)	—	—	—	—	(80)
Total net expenses	23,974	45,723	2,020	15,084	613
Investment income – net	360	6,648	15	25	—
Net gain (loss) on investments	(34)	129	5	(1)	12
Net increase in net assets resulting from operations	$326	$6,777	$20	$24	$12

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

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FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	23

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government Obligations Fund		Prime Obligations Fund
	Year Ended 8/31/2011	Year Ended 8/31/2010	Year Ended 8/31/2011	Year Ended 8/31/2010
OPERATIONS:
Investment income – net	$360	$2,867	$6,648	$13,014
Net realized gain (loss) on investments	(34)	119	129	176
Net increase (decrease) in net assets resulting from operations	326	2,986	6,777	13,190
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	(33)
Class C	—	—	—	—
Class D	—	—	—	(36)
Class I	—	—	—	(45)
Class Y	—	—	—	(97)
Class Z	(360)	(2,738)	(6,623)	(12,463)
Institutional Investor Class	—	(129)	(25)	(340)
Reserve Class	—	—	—	—
Total distributions	(360)	(2,867)	(6,648)	(13,014)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	787,051	1,357,368	2,372,390	2,644,701
Reinvestment of distributions	—	—	22	—
Payments for redemptions	(864,516)	(1,592,243)	(2,546,694)	(2,997,343)
Decrease in net assets from Class A transactions	(77,465)	(234,875)	(174,282)	(352,642)
Class B:
Proceeds from sales	—	—	—	740
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	(1,154)	(1,030)
Decrease in net assets from Class B transactions	—	—	(1,154)	(290)
Class C:
Proceeds from sales	—	—	50	1,051
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	(2,064)	(1,816)
Decrease in net assets from Class C transactions	—	—	(2,014)	(765)
Class D:
Proceeds from sales	7,190,742	9,424,827	3,827,616	5,203,670
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(7,540,544)	(9,872,773)	(4,255,139)	(6,163,678)
Increase (decrease) in net assets from Class D transactions	(349,802)	(447,946)	(427,523)	(960,008)
Class I:
Proceeds from sales	—	—	10,356,156	13,682,893
Reinvestment of distributions	—	—	1	1
Payments for redemptions	—	—	(10,737,990)	(17,325,045)
Decrease in net assets from Class I transactions	—	—	(381,833)	(3,642,151)
Class Y:
Proceeds from sales	22,860,678	21,924,830	86,076,410	88,360,691
Reinvestment of distributions	—	—	18	16
Payments for redemptions	(24,158,400)	(23,620,941)	(86,442,769)	(91,869,250)
Increase (decrease) in net assets from Class Y transactions	(1,297,722)	(1,696,111)	(366,341)	(3,508,543)

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
Year Ended 8/31/2011	Year Ended 8/31/2010	Year Ended 8/31/2011	Year Ended 8/31/2010	Year Ended 8/31/2011	Year Ended 8/31/2010

$15	$165	$25	$116	$—	$—
5	2	(1)	(541)	12	19
20	167	24	(425)	12	19

—	(4)	—	(8)	—	—
—	—	—	—	—	—
—	(1)	—	(26)	(1)	—
—	—	—	—	—	—
—	(28)	—	(33)	(2)	—
(15)	(131)	(25)	(40)	(1)	—
—	(1)	—	(5)	—	—
—	—	—	(4)	—	—
(15)	(165)	(25)	(116)	(4)	—

122,384	135,792	1,561,376	2,054,150	1,045,216	116,419
2	—	—	—	—	—
(125,154)	(186,021)	(1,860,128)	(2,125,820)	(1,075,239)	(127,125)
(2,768)	(50,229)	(298,752)	(71,670)	(30,023)	(10,706)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

76,319	50,278	6,545,447	6,239,051	590,892	607,563
—	—	—	—	—	—
(71,229)	(70,782)	(6,819,313)	(6,941,544)	(614,764)	(625,814)
5,090	(20,504)	(273,866)	(702,493)	(23,872)	(18,251)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

1,587,214	1,255,154	16,501,827	13,514,189	2,241,039	1,810,752
1	—	1	—	—	—
(1,659,910)	(1,434,703)	(15,341,739)	(14,908,262)	(2,220,969)	(1,921,942)
(72,695)	(179,549)	1,160,089	(1,394,073)	20,070	(111,190)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	25

Statements of Changes in Net Assets	continued

	Government Obligations Fund		Prime Obligations Fund
	Year Ended 8/31/2011	Year Ended 8/31/2010	Year Ended 8/31/2011	Year Ended 8/31/2010
Class Z:
Proceeds from sales	68,228,841	60,736,061	35,835,014	60,402,827
Reinvestment of distributions	155	652	469	1,840
Payments for redemptions	(66,821,633)	(64,846,723)	(39,794,372)	(64,542,541)
Increase (decrease) in net assets from Class Z transactions	1,407,363	(4,110,010)	(3,958,889)	(4,137,874)
Institutional Investor Class:
Proceeds from sales	5,233,557	12,166,569	6,686,824	7,716,104
Reinvestment of distributions	—	3	1	7
Payments for redemptions	(5,099,358)	(13,958,791)	(7,189,078)	(8,484,233)
Increase (decrease) in net assets from Institutional Investor Class transactions	134,199	(1,792,219)	(502,253)	(768,122)
Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—
Decrease in net assets from Reserve Class transactions	—	—	—	—
Increase (decrease) in net assets from capital share transactions	(183,427)	(8,281,161)	(5,814,289)	(13,370,395)
Total increase (decrease) in net assets	(183,461)	(8,281,042)	(5,814,160)	(13,370,219)
Net assets at beginning of year	13,338,158	21,619,200	18,749,284	32,119,503
Net assets at end of year	$13,154,697	$13,338,158	$12,935,124	$18,749,284
Undistributed (distributions in excess of) net investment income	$50	$289	$161	$160

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
Year Ended 8/31/2011	Year Ended 8/31/2010	Year Ended 8/31/2011	Year Ended 8/31/2010	Year Ended 8/31/2011	Year Ended 8/31/2010

583,100	1,066,951	8,954,127	8,081,976	741,079	259,845
—	5	17	11	—	—
(827,103)	(1,450,172)	(8,476,765)	(8,609,911)	(760,341)	(400,299)
(244,003)	(383,216)	477,379	(527,924)	(19,262)	(140,454)

468,450	133,271	2,458,492	3,945,889	92,727	560,488
—	—	—	—	—	—
(461,866)	(136,037)	(2,364,894)	(3,991,175)	(113,695)	(672,943)
6,584	(2,766)	93,598	(45,286)	(20,968)	(112,455)

—	—	894,259	783,113	—	—
—	—	1	—	—	—
—	—	(951,178)	(969,065)	—	—
—	—	(56,918)	(185,952)	—	—
(307,792)	(636,264)	1,101,530	(2,927,398)	(74,055)	(393,056)
(307,787)	(636,262)	1,101,529	(2,927,939)	(74,047)	(393,037)
1,037,240	1,673,502	9,171,353	12,099,292	617,049	1,010,086
$729,453	$1,037,240	$10,272,882	$9,171,353	$543,002	$617,049
$6	$6	$(43)	$(43)	$(9)	$(8)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	27

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Government Obligations Fund
Class A
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	—		—	1.00
2009[1]	1.00	0.004		(0.004)	1.00
2008[1]	1.00	0.028		(0.028)	1.00
2007[1]	1.00	0.046		(0.046)	1.00
Class D
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	—		—	1.00
2009[1]	1.00	0.004		(0.004)	1.00
2008[1]	1.00	0.029		(0.029)	1.00
2007[1]	1.00	0.047		(0.047)	1.00
Class Y
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	—		—	1.00
2009[1]	1.00	0.005		(0.005)	1.00
2008[1]	1.00	0.031		(0.031)	1.00
2007[1]	1.00	0.049		(0.049)	1.00
Class Z
2011[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.008		(0.008)	1.00
2008[1]	1.00	0.033		(0.033)	1.00
2007[1]	1.00	0.051		(0.051)	1.00
Institutional Investor Class
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	—		—	1.00
2009[1]	1.00	0.007		(0.007)	1.00
2008[1]	1.00	0.032		(0.032)	1.00
2007[1]	1.00	0.050		(0.050)	1.00

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Total return would have been lower had certain expenses not been waived.

[3]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Total Return[2]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$217,973	0.20%	0.00%	0.79%	(0.59)%
0.00	295,439	0.27	0.00	0.78	(0.51)
0.36	530,312	0.67	0.31	0.79	0.19
2.79	710,680	0.75	2.58	0.78	2.55
4.66	384,673	0.75	4.56	0.78	4.53

0.00%	$2,176,148	0.20%	0.00%	0.64%	(0.44)%
0.00	2,525,955	0.27	0.00	0.63	(0.36)
0.44	2,973,885	0.59	0.40	0.65	0.34
2.95	2,628,910	0.60	2.59	0.63	2.56
4.82	1,320,996	0.60	4.71	0.63	4.68

0.00%	$3,843,620	0.20%	0.00%	0.49%	(0.29)%
0.00	5,141,352	0.27	0.00	0.48	(0.21)
0.55	6,837,427	0.48	0.52	0.50	0.50
3.10	6,935,957	0.45	2.81	0.48	2.78
4.97	3,649,102	0.45	4.86	0.48	4.83

0.01%	$5,699,924	0.19%	0.01%	0.25%	(0.05)%
0.04	4,292,577	0.23	0.05	0.23	0.05
0.79	8,402,541	0.24	0.59	0.24	0.59
3.36	1,915,386	0.20	3.04	0.23	3.01
5.23	784,556	0.20	5.10	0.23	5.07

0.00%	$1,217,032	0.20%	0.00%	0.34%	(0.14)%
0.00	1,082,835	0.27	0.01	0.33	(0.05)
0.69	2,875,035	0.34	0.49	0.34	0.49
3.25	461,342	0.30	3.16	0.33	3.13
5.13	442,701	0.30	5.01	0.33	4.98

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	29

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Prime Obligations Fund
Class A
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.007		(0.007)	1.00
2008[1]	1.00	0.031		(0.031)	1.00
2007[1]	1.00	0.046		(0.046)	1.00
Class C
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	—		—	1.00
2009[1]	1.00	0.004		(0.004)	1.00
2008[1]	1.00	0.027		(0.027)	1.00
2007[1]	1.00	0.042		(0.042)	1.00
Class D
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.008		(0.008)	1.00
2008[1]	1.00	0.033		(0.033)	1.00
2007[1]	1.00	0.048		(0.048)	1.00
Class I
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.010		(0.010)	1.00
2008[1]	1.00	0.035		(0.035)	1.00
2007[1]	1.00	0.050		(0.050)	1.00
Class Y
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.009		(0.009)	1.00
2008[1]	1.00	0.034		(0.034)	1.00
2007[1]	1.00	0.049		(0.049)	1.00
Class Z
2011[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2010[1]	1.00	0.001		(0.001)	1.00
2009[1]	1.00	0.012		(0.012)	1.00
2008[1]	1.00	0.037		(0.037)	1.00
2007[1]	1.00	0.052		(0.052)	1.00
Institutional Investor Class
2011[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.011		(0.011)	1.00
2008[1]	1.00	0.036		(0.036)	1.00
2007[1]	1.00	0.051		(0.051)	1.00

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Total return would have been lower had certain expenses not been waived.

[3]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Total Return[2]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$1,149,814	0.30%	0.00%	0.79%	(0.49)%
0.00	1,324,087	0.33	0.00	0.78	(0.45)
0.67	1,676,718	0.76	0.71	0.81	0.66
3.17	2,315,088	0.78	3.08	0.78	3.08
4.70	2,048,485	0.78	4.60	0.78	4.60

0.00%	$529	0.32%	0.00%	1.24%	(0.92)%
0.00	2,543	0.33	0.00	1.23	(0.90)
0.45	3,312	0.98	0.43	1.26	0.15
2.71	5,060	1.23	2.65	1.23	2.65
4.26	10,545	1.23	4.18	1.23	4.18

0.00%	$1,085,626	0.30%	0.00%	0.64%	(0.34)%
0.00	1,513,140	0.34	0.00	0.64	(0.30)
0.79	2,473,134	0.64	0.71	0.66	0.69
3.32	1,936,019	0.63	3.07	0.63	3.07
4.86	1,102,093	0.63	4.76	0.63	4.76

0.00%	$1,251,541	0.30%	0.00%	0.44%	(0.14)%
0.00	1,633,364	0.34	0.00	0.43	(0.09)
0.98	5,275,495	0.45	0.81	0.46	0.80
3.56	1,608,965	0.40	3.49	0.43	3.46
5.10	1,652,385	0.40	4.98	0.43	4.95

0.00%	$3,374,744	0.30%	0.00%	0.49%	(0.19)%
0.00	3,741,060	0.34	0.00	0.48	(0.14)
0.92	7,249,566	0.51	0.89	0.51	0.89
3.48	8,092,898	0.48	3.35	0.48	3.35
5.02	6,189,316	0.48	4.90	0.48	4.90

0.07%	$5,649,257	0.23%	0.07%	0.24%	0.06%
0.10	9,608,076	0.23	0.10	0.23	0.10
1.18	13,745,864	0.25	1.03	0.26	1.02
3.77	8,864,378	0.20	3.49	0.23	3.46
5.31	6,100,756	0.20	5.19	0.23	5.16

0.00%	$423,613	0.31%	0.00%	0.35%	(0.04)%
0.02	925,862	0.31	0.03	0.33	0.01
1.08	1,693,975	0.35	0.95	0.36	0.94
3.66	1,354,758	0.30	3.64	0.33	3.61
5.20	777,714	0.30	5.09	0.33	5.06

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	31

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Tax Free Obligations Fund
Class A
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.004		(0.004)	1.00
2008[1]	1.00	0.018		(0.018)	1.00
2007[1]	1.00	0.029		(0.029)	1.00
Class D
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.005		(0.005)	1.00
2008[1]	1.00	0.020		(0.020)	1.00
2007[1]	1.00	0.031		(0.031)	1.00
Class Y
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.006		(0.006)	1.00
2008[1]	1.00	0.021		(0.021)	1.00
2007[1]	1.00	0.032		(0.032)	1.00
Class Z
2011[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.008		(0.008)	1.00
2008[1]	1.00	0.024		(0.024)	1.00
2007[1]	1.00	0.035		(0.035)	1.00
Institutional Investor Class
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.007		(0.007)	1.00
2008[1]	1.00	0.023		(0.023)	1.00
2007[1]	1.00	0.034		(0.034)	1.00

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Total return would have been lower had certain expenses not been waived.

[3]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Total Return[2]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$71,532	0.24%	0.00%	0.84%	(0.60)%
0.00	74,301	0.26	0.00	0.81	(0.55)
0.47	124,530	0.63	0.60	0.83	0.40
1.86	255,762	0.75	1.80	0.79	1.76
2.94	172,416	0.75	2.90	0.80	2.85

0.00%	$33,470	0.24%	0.00%	0.69%	(0.45)%
0.00	28,380	0.26	0.00	0.66	(0.40)
0.52	48,884	0.57	0.64	0.68	0.53
2.01	159,924	0.60	1.75	0.64	1.71
3.09	51,119	0.60	3.05	0.65	3.00

0.00%	$501,167	0.24%	0.00%	0.53%	(0.29)%
0.00	573,858	0.26	0.00	0.51	(0.25)
0.59	753,405	0.49	0.69	0.53	0.65
2.17	1,281,930	0.45	2.12	0.49	2.08
3.25	1,197,152	0.45	3.20	0.50	3.15

0.01%	$104,254	0.24%	0.01%	0.28%	(0.03)%
0.03	348,256	0.24	0.03	0.26	0.01
0.80	731,472	0.27	0.75	0.28	0.74
2.42	644,429	0.20	2.52	0.24	2.48
3.51	923,878	0.20	3.46	0.25	3.41

0.00%	$19,030	0.23%	0.00%	0.39%	(0.16)%
0.01	12,445	0.25	0.00	0.35	(0.10)
0.70	15,211	0.37	0.80	0.38	0.79
2.32	41,342	0.30	2.31	0.34	2.27
3.40	35,327	0.30	3.35	0.35	3.30

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	33

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Treasury Obligations Fund
Class A
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.001		(0.001)	1.00
2008[1]	1.00	0.023		(0.023)	1.00
2007[1]	1.00	0.045		(0.045)	1.00
Class D
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.001		(0.001)	1.00
2008[1]	1.00	0.024		(0.024)	1.00
2007[1]	1.00	0.046		(0.046)	1.00
Class Y
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.002		(0.002)	1.00
2008[1]	1.00	0.027		(0.027)	1.00
2007[1]	1.00	0.048		(0.048)	1.00
Class Z
2011[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.004		(0.004)	1.00
2008[1]	1.00	0.028		(0.028)	1.00
2007[1]	1.00	0.051		(0.051)	1.00
Institutional Investor Class
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.003		(0.003)	1.00
2008[1]	1.00	0.027		(0.027)	1.00
2007[1]	1.00	0.049		(0.049)	1.00
Reserve Class
2011[1]	$1.00	$—		$—	$1.00
2010[1]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[1]	1.00	0.001		(0.001)	1.00
2008[1]	1.00	0.024		(0.024)	1.00
2007[1]	1.00	0.043		(0.043)	1.00

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Total return would have been lower had certain expenses not been waived.

[3]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Total Return[2]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$569,907	0.17%	0.00%	0.79%	(0.62)%
0.00	868,658	0.20	0.00	0.78	(0.58)
0.07	940,369	0.53	0.09	0.79	(0.17)
2.30	1,391,961	0.75	2.34	0.78	2.31
4.55	1,719,685	0.75	4.46	0.78	4.43

0.00%	$2,434,904	0.17%	0.00%	0.65%	(0.48)%
0.00	2,708,770	0.20	0.00	0.63	(0.43)
0.11	3,411,407	0.50	0.15	0.64	0.01
2.45	6,868,518	0.60	2.45	0.63	2.42
4.71	7,232,055	0.60	4.61	0.63	4.58

0.00%	$4,458,012	0.16%	0.00%	0.49%	(0.33)%
0.00	3,297,924	0.20	0.00	0.48	(0.28)
0.18	4,692,210	0.41	0.19	0.49	0.11
2.60	5,482,050	0.45	2.62	0.48	2.59
4.86	6,143,979	0.45	4.75	0.48	4.72

0.00%	$1,876,278	0.16%	0.00%	0.24%	(0.08)%
0.00	1,398,900	0.20	0.00	0.23	(0.03)
0.36	1,926,914	0.23	0.38	0.24	0.37
2.86	3,713,560	0.20	2.74	0.23	2.71
5.13	2,596,399	0.20	4.98	0.23	4.95

0.00%	$574,347	0.16%	0.00%	0.34%	(0.18)%
0.00	480,749	0.20	0.00	0.33	(0.13)
0.28	526,060	0.31	0.32	0.34	0.29
2.75	766,652	0.30	2.68	0.33	2.65
5.02	693,614	0.30	4.89	0.33	4.86

0.00%	$359,434	0.17%	0.00%	0.99%	(0.82)%
0.00	416,352	0.20	0.00	0.98	(0.78)
0.06	602,332	0.56	0.08	0.99	(0.35)
2.11	973,250	0.93	2.13	0.98	2.08
4.35	1,167,569	0.94	4.27	0.98	4.23

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	35

Financial Highlights	continued

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value End of Period
U.S. Treasury Money Market Fund
Class A
2011[1]	$1.00	$—	$—	$1.00
2010[1]	1.00	—	—	1.00
2009[1]	1.00	0.001	(0.001)	1.00
2008[1]	1.00	0.020	(0.020)	1.00
2007[1]	1.00	0.043	(0.043)	1.00
Class D
2011[1]	$1.00	$—	$—	$1.00
2010[1]	1.00	—	—	1.00
2009[1]	1.00	0.001	(0.001)	1.00
2008[1]	1.00	0.021	(0.021)	1.00
2007[1]	1.00	0.044	(0.044)	1.00
Class Y
2011[1]	$1.00	$—	$—	$1.00
2010[1]	1.00	—	—	1.00
2009[1]	1.00	0.002	(0.002)	1.00
2008[1]	1.00	0.023	(0.023)	1.00
2007[1]	1.00	0.046	(0.046)	1.00
Class Z
2011[1]	$1.00	$—	$—	$1.00
2010[1]	1.00	—	—	1.00
2009[1]	1.00	0.003	(0.003)	1.00
2008[1]	1.00	0.025	(0.025)	1.00
2007[1]	1.00	0.048	(0.048)	1.00
Institutional Investor Class
2011[1]	$1.00	$—	$—	$1.00
2010[1]	1.00	—	—	1.00
2009[1]	1.00	0.002	(0.002)	1.00
2008[1]	1.00	0.024	(0.024)	1.00
2007[1]	1.00	0.047	(0.047)	1.00

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	Total return would have been lower had certain expenses not been waived or reimbursed (note 3).

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Total Return[2]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$21,468	0.12%	0.00%	0.85%	(0.73)%
0.00	51,490	0.12	0.00	0.82	(0.70)
0.08	62,194	0.44	0.11	0.77	(0.22)
2.00	89,497	0.75	1.64	0.80	1.59
4.31	17,727	0.75	4.25	0.82	4.18

0.00%	$91,763	0.11%	0.00%	0.70%	(0.59)%
0.00	115,634	0.13	0.00	0.68	(0.55)
0.12	133,882	0.42	0.16	0.64	(0.06)
2.15	321,431	0.60	2.09	0.65	2.04
4.47	230,031	0.60	4.37	0.67	4.30

0.00%	$335,769	0.10%	0.00%	0.55%	(0.45)%
0.00	315,695	0.12	0.00	0.52	(0.40)
0.16	426,875	0.36	0.18	0.50	0.04
2.30	570,751	0.45	2.22	0.50	2.17
4.62	462,391	0.45	4.53	0.52	4.46

0.00%	$77,775	0.10%	0.00%	0.31%	(0.21)%
0.00	97,034	0.14	0.00	0.27	(0.13)
0.27	237,487	0.23	0.30	0.25	0.28
2.56	219,278	0.20	2.33	0.25	2.28
4.88	117,843	0.20	4.80	0.27	4.73

0.00%	$16,227	0.12%	0.00%	0.40%	(0.28)%
0.00	37,196	0.12	0.00	0.37	(0.25)
0.22	149,648	0.29	0.22	0.36	0.15
2.46	125,216	0.30	1.68	0.35	1.63
4.78	2,452	0.30	4.69	0.37	4.62

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	37

Notes to Financial Statements	August 31, 2011, all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. During the period, Class B and Class C shares of Prime Obligations Fund were only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or for Class C shares, in establishing a systematic exchange program that would be used to purchase Class C shares of those funds. Effective September 21, 2010, Class B and Class C shares of Prime Obligations Fund closed to new investors and additional investments. There were no Class B shares outstanding at August 31, 2011. Class C shares may be subject to a contingent deferred sales charge for 12 months. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class C and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2011, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

38	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of August 31, 2011, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
Government Agency Debt	$—	$9,295,659	$—	$9,295,659
Government Agency Repurchase Agreements	—	3,091,345	—	3,091,345
Treasury Repurchase Agreements	—	475,000	—	475,000
Treasury Debt	—	404,678	—	404,678
Investment Purchased with Proceeds from Securities Lending	—	414,625	—	414,625
Total Investments	$—	$13,681,307	$—	$13,681,307
Prime Obligations Fund
Certificates of Deposit	$—	$3,367,832	$—	$3,367,832
Other Notes	—	1,640,443	—	1,640,443
Asset Backed Commercial Paper	—	1,624,169	—	1,624,169
Financial Company Commercial Paper	—	1,477,233	—	1,477,233
Government Agency Debt	—	1,319,963	—	1,319,963
Variable Rate Demand Notes	—	1,176,924	—	1,176,924
Treasury Debt	—	954,439	—	954,439
Investment Companies	287,438	—	—	287,438
Other Commercial Paper	—	149,998	—	149,998
Government Agency Repurchase Agreements	—	508,655	—	508,655
Other Repurchase Agreements	—	435,000	—	435,000
Treasury Repurchase Agreement	—	156,207		156,207
Total Investments	$287,438	$12,810,863	$—	$13,098,301
Tax Free Obligations Fund
Municipal Debt	$—	$714,499	$—	$714,499
Money Market Fund	13,777	—	—	13,777
Total Investments	$13,777	$714,499	$—	$728,276
Treasury Obligations Fund
Treasury Debt	$—	$3,619,536	$—	$3,619,536
Treasury Repurchase Agreements	—	6,643,793	—	6,643,793
Investment Purchased with Proceeds from Securities Lending	—	11,220	—	11,220
Total Investments	$—	$10,274,549	$—	$10,274,549
U.S. Treasury Money Market Fund
Treasury Debt	$—	$542,998	$—	$542,998
Total Investments	$—	$542,998	$—	$542,998

Refer to the Schedule of Investments for further security classification.

During the fiscal year ended August 31, 2011, there were no transfers between fair value levels.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligi-

ble for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At August 31, 2011, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. None of the funds held illiquid securities at August 31, 2011.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	39

Notes to Financial Statements	August 31, 2011, all dollars and shares are rounded to thousands (000)

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company (“RIC”) as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2011 the funds did not have any tax positions that did not meet the “more-likely-than-not” thresh-

old of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

On the Statements of Assets and Liabilities the following reclassifications were made:

	August 31, 2011

Fund	Accumulated Net Realized Loss	Undistributed (Distributions in Excess of) Net Investment Income	Portfolio Capital
Government Obligations Fund	$(17)	$(239)	$256
Tax Free Obligations Fund	(3)	—	3
U.S. Treasury Money Market Fund	(33)	3	30

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal years ended August 31, 2011 and August 31, 2010 (adjusted by dividends payable as of August 31, 2011 and August 31, 2010) were as follows:

	August 31, 2011

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$503	$—	$—	$503
Prime Obligations Fund	8,126	—	—	8,126
Tax Free Obligations Fund	—	70	—	70
Treasury Obligations Fund	115	—	—	115
U.S. Treasury Money Market Fund	4	—	—	4

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2011.

	August 31, 2010

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$4,098	$—	$—	$4,098
Prime Obligations Fund	14,238	—	—	14,238
Tax Free Obligations Fund	—	195	—	195
Treasury Obligations Fund	35	—	—	35
U.S. Treasury Money Market Fund	—	—	—	—

As of August 31, 2011, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$72	$—	$—	$(359)	$—	$(287)
Prime Obligations Fund	387	—	—	(113)	—	274
Tax Free Obligations Fund	—	21	2	—	—	23
Treasury Obligations Fund	3	—	—	(618)	—	(615)
U.S. Treasury Money Market Fund	2	—	—	—	(3)	(1)

40	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2011 and the deferral of wash sale losses.

As of August 31, 2011, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

		Expiration Year

Fund	2012	2013	2014	2015	2016	2017	2018	2019	Total
Government Obligations Fund	$—	$—	$—	$—	$—	$—	$—	$(326)	$(326)
Prime Obligations Fund	—	—	—	(41)	—	(72)	—	—	(113)
Treasury Obligations Fund	—	—	(20)	(57)	—	—	(540)	—	(617)

Government Obligations Fund and Treasury Obligations Fund incurred losses of $33 and $1, respectively, for tax purposes, for the period from November 1, 2010 to August 31, 2011. As permitted by tax regulations, these funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2012.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of August 31, 2011, Government Obligations Fund and Treasury Obligations Fund had securities on loan with a total value of $404,678 and $10,994 respectively. Prime Obligations Fund did not have securities on loan during the period.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (“USBAM”) for certain securities lending services provided by USBAM. For the fiscal year ended August 31, 2011, Government Obligations Fund and Treasury Obligations Fund paid $13 and $31, respectively, to U.S. Bank for serving as the securities lending agent. The fund’s income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2011.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	41

Notes to Financial Statements	August 31, 2011, all dollars and shares are rounded to thousands (000)

DEFERRED COMPENSATION PLAN – Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2011 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, to prevent each fund’s yield for each share class from falling below 0%. In order to maintain this minimum yield, USBAM voluntarily waived or reimbursed investment advisory fees of $48, $478, and $416 for Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2011. Effective February 1, 2011, the advisor contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Government Obligations Fund Class Z shares. From February 1, 2011, through August 31, 2011, the advisor waived $1,130 in Government Obligations Fund Class Z shares. Effective

June 1, 2011, the advisor contractually agreed to waive fees and reimburse other fund expenses, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Prime Obligations Fund Class Z shares, Tax Free Obligations Fund Class Z shares, Treasury Obligations Fund Class Z shares and U.S. Treasury Money Market Fund Class Z shares. These contractual waivers and reimbursements will remain in effect through October 31, 2012, and may not be terminated prior to such time without the approval of the funds’ board of directors. From June 1, 2011, through August 31, 2011, the advisor waived $851, $28, $151, and $36 in Prime Obligations Class Z Share, Tax Free Obligations Class Z shares, Treasury Obligations Class Z shares, and U.S. Treasury Money Market Class Z shares, respectively. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee.

In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, USBAM voluntarily waived or reimbursed administration fees of $5,815, $498, $378, $7,708, and $654 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2011.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class.

42	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $4,088, $4,914, $238, $6,813 and $258 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2011.

Under the distribution agreement, the following amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2011:

Fund	Amount
Government Obligations Fund	$1
Prime Obligations Fund	128
Treasury Obligations Fund	209

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, USBAM voluntarily waived or reimbursed shareholder servicing fees of $17,236, $14,068, $1,566, $18,535, and $1,166 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2011.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2011 after waivers:

Fund	Amount
Government Obligations Fund	$1,081
Prime Obligations Fund	4,690
Tax Free Obligations Fund	47
Treasury Obligations Fund	552
U.S. Treasury Money Market Fund	—

EXPENSE REIMBURSEMENT – In addition to fee waivers, USBAM voluntarily reimbursed expenses of $80 for U.S. Treasury Money Market Fund in order to maintain minimum yields for each share class.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the fiscal year ended August 31, 2011, legal fees and expenses of $33 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the fiscal year ended August 31, 2011, there were no front-end sales charges or CDSCs retained by affiliates of USBAM for distributing shares of Prime Obligations Fund.

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At August 31, 2011, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	70.2%
Daily Variable Rate Demand Notes	17.3
Other Municipal Notes & Bonds	11.3
Commercial Paper & Put Bonds	1.2
100.0%

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	43

Notes to Financial Statements	August 31, 2011, all dollars and shares are rounded to thousands (000)

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2011, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	83.6%
General Obligations	13.4
Tax and Revenue Anticipation Notes	3.0
100.0%

The implied credit ratings of all portfolio holdings as a percentage of total value of investments at August 31, 2011, were as follows:

Standard & Poor’s/Moody’s/Fitch Ratings	Tax Free Obligations Fund
AAA	16.9%
AA	65.6
A	17.5
100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

5 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 >	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and
2)	for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

7 >	Regulated Investment Company Modernization Act

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting RICs since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

44	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Notice to Shareholders	August 31, 2011 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2012 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2011, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis) 1
Government Obligations Fund	—%	100.00%	—%	100.00%
Prime Obligations Fund	—	100.00	—	100.00
Tax Free Obligations Fund	—	—	100.00	100.00
Treasury Obligations Fund	—	100.00	—	100.00
U.S. Treasury Money Market Fund	—	100.00	—	100.00

1	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

Additional Information Applicable to Foreign Shareholder Only:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.00%
Prime Obligations Fund	100.00
Tax Free Obligations Fund	100.00
Treasury Obligations Fund	100.00
U.S. Treasury Money Market Fund	100.00

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	—%
Prime Obligations Fund	—
Tax Free Obligations Fund	—
Treasury Obligations Fund	—
U.S. Treasury Money Market Fund	100.00

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at FirstAmericanFunds.com and on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal period with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

MONTHLY PORTFOLIO HOLDINGS

Each fund will make complete portfolio holdings information publicly available by posting the information at

FirstAmericanFunds.com on a monthly basis. The funds will attempt to post such information within 5 business days of the calendar month-end.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	45

Notice to Shareholders	August 31, 2011 (unaudited)

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with U.S. Bancorp Asset Management, Inc. (“USBAM”).

At a meeting on June 21-22, 2011, the Board considered information relating to the Funds’ investment advisory agreement with USBAM (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board approved the Agreement through June 30, 2012.

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the profitability of USBAM related to the Funds, including an analysis of USBAM’s cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisors in the fund industry.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ending February 28, 2011.

Government Obligations Fund. The Board considered that, on a gross-of-expenses basis, the Fund equaled its performance universe median for the five-year period and performed competitively with its performance universe median for the one-year and three-year periods. The Board also considered that, net of expenses, the Fund equaled its performance universe median for the three-year and five-year periods, although the Fund slightly underperformed its performance universe median for the one-year period. In light of the Fund’s competitive performance, the Board concluded that it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Prime Obligations Fund. The Board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the Fund equaled or outperformed its performance universe median for the three-year and five-year periods, although it slightly underperformed its performance universe median for the one-year period. In light of the Fund’s competitive performance, especially over longer periods, the Board concluded that it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Treasury Obligations Fund. The Board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the Fund outperformed its performance universe median for the three- and five-year periods, although it slightly underperformed

46	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

its performance universe median for the one-year period. In light of the Fund’s competitive performance, especially over longer periods, the Board concluded that it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Tax Free Obligations Fund. The Board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the Fund underperformed the performance universe median for all periods, although the Fund only slightly underperformed for the one- and five-year periods on a net-of-expenses basis. The Board considered USBAM’s assertion that the Fund’s underperformance is attributable to the Fund’s high quality compared to its peers and the entirely tax-free nature of its income. The Board also considered USBAM’s assertion that, because the Fund is prohibited from buying unrated securities and does not invest in any taxable securities, including securities subject to the alternative minimum tax, the Fund’s potential universe of investments is limited compared to its peers. The Board noted additions to the portfolio management team of the Fund as of December 31, 2010 and the expansion of the list of certain approved municipal investments. The Board further considered that the Fund had improved performance for the four-month period ended April 30, 2011. The Board concluded that, in light of the foregoing, it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

U.S. Treasury Money Market Fund. The Board considered that, on a net-of-expenses basis, the Fund performed competitively with its performance universe median for all periods, although, on a gross-of-expenses basis, the Fund underperformed its performance universe median for all periods. The Board considered USBAM’s assertion that, unlike many funds in its performance universe, the Fund may not invest in repurchase agreements, which have a positive impact on the performance of the other funds in the performance universe. In support of this, the Board considered that the Treasury Obligations Fund, which is able to invest in repurchase agreements, outperformed the same performance universe for the three- and five-year periods. In light of the foregoing, the Board concluded that it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board also considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisors. The Board also reviewed advisory fees for other funds advised or sub-advised by USBAM and for private accounts managed by USBAM.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy. USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, USBAM has committed to waive its investment advisory fees to the extent necessary to maintain the Funds’ total expense ratios at levels generally in line with their respective peer groups.

The Board noted that the information provided by an independent data service reflected that, although each Fund’s advisory fee after waivers is higher than its peer group median, each Fund’s contractual advisory fee is lower than its expense group median. The Board also noted that each Fund’s total expense ratio, after waivers, is lower than or equal to its peer group median. The Board concluded that the Funds’ advisory fees and total expense ratios are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of a Fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. Therefore, by capping a Fund’s total expense ratio at a level close to the median, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each Fund and its shareholders to renew the Agreement.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	47

Notice to Shareholders	August 31, 2011 (unaudited)

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment advisor, distributor, administrator, transfer agent, custodian and, for certain of the Funds, securities lending agent, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of each Agreement was in the best interest of the respective Fund and its shareholders.

48	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

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FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	49

Notice to Shareholders	August 31, 2011 (unaudited)

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expires earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 1997.	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future Freight™, a logistics/supply chain company; Director, Towne Airfreight; non-profit board member; prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer – Cargo; Independent Director, First American Fund Complex
			since 1997	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expires earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003.	Investment consultant and non-profit board member; Board Chair, United Educators Insurance Company.	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expires earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 2006.	Retired	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Director	Chair term three years. Term expires earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAF since January 2011; Director of FAF since November 1993.	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a web site development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expires earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001.	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; non-profit board member since 2005	First American Funds Complex: 10 registered investment companies, including 14 portfolios	Cliffs Natural Resources, Inc. (a producer of iron ore pellets and coal)
Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Vice Chair; Director	Term expires earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Vice Chair of FAF since January 2011; Director of FAF since April 1984.	Attorney At Law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a corporation engaged in strategic planning, operations management, government relations, transportation planning, and public relations; Chairman, Excensus™, LLC, a demographic planning and application development firm	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expires earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001.	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

50	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Notice to Shareholders	August 31, 2011 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Joseph M. Ulrey III U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1958)*	President	Re-elected by the Board annually; President of FAF since January 2011	Chief Executive Officer, U.S. Bancorp Asset Management, Inc., since January 2011; prior thereto, Chief Financial Officer and Head of Technology and Operations, U.S. Bancorp Asset Management, Inc.
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	Vice President	Re-elected by the Board annually; Vice President of FAF since January 2011	Head of Treasury, Technology, and Operations, U.S. Bancorp Asset Management, Inc., since January 2011; prior thereto, Director of Investment Operations, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc., since January 2011; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc., since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.
Carol A. Sinn U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since January 2011	Senior Business Line Risk Manager, U.S. Bancorp Asset Management, Inc.
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	General Counsel, U.S. Bancorp Asset Management, Inc., since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.
James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004; Secretary of FAF from June 2002 through December 2004; Assistant Secretary of FAF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm
James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2003	Senior Vice President, U.S. Bancorp Fund Services, LLC

*	Messrs. Ulrey, Thole, and Ertel, and Mses. Stevenson, Mayr, and Sinn are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAF.

FIRST AMERICAN FUNDS 2011 ANNUAL REPORT	51

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

•	First American Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

52	FIRST AMERICAN FUNDS 2011 ANNUAL REPORT

Board of Directors	First American Funds, Inc.

Leonard Kedrowski

Chairperson of First American Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Joseph Strauss

Vice Chairperson of First American Funds, Inc.

Owner and President of Strauss Management Company

Roger Gibson

Director of First American Funds, Inc.

Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.

Investment Consultant; Chair of United Educators Insurance Company; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of First American Funds, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

60 Livingston Avenue

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0149-11    10/2011    AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that John P. Kayser and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees – Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $136,229 in the fiscal year ended August 31, 2011 and $162,964 in the fiscal year ended August 31, 2010, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $799 in the fiscal year ended August 31, 2011 and $533 in the fiscal year ended August 31, 2010, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees – E&Y billed the registrant fees of $26,333 in the fiscal year ended August 31, 2011 and $29,069 in the fiscal year ended August 31, 2010, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees – There were no fees billed by E&Y for other services to the registrant during the fiscal year ended August 31, 2011 and the fiscal period ended August 31, 2010.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $470,000 in the fiscal year ended August 31, 2011 and $805,212 in the fiscal year ended August 31, 2010.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a- 2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a- 2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: October 31, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: October 31, 2011